Commitments and Contingencies - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2025	Sep. 09, 2024	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Legal proceedings fee		$ 4,500,000
Estimated liabilities				$ 4,950,000
Maximum merger and reimbursement expenses		$ 500,000
Advisory fee					$ 800,000
Common stock, par value per share			$ 0.00001	$ 0.0001	$ 0.00001		$ 0.00001
Deferred Offering Costs And Accrued Liabilities Associated With Contract					$ 0.6
Reset Price Per Share			10		$ 10
Floor Price Per Share			1		1
Number Of Share Price Held At Reset Date			$ 10		$ 10
Number of sharing share held			300,000		300,000
Accounts Payable
Loss Contingencies [Line Items]
Estimated liabilities				$ 3,950,000
Accrued Expenses and Other Current Liabilities
Loss Contingencies [Line Items]
Estimated liabilities				1,000,000
Jefferies LLC
Loss Contingencies [Line Items]
Legal proceedings fee	$ 4,500,000
Fees paid under the Jefferies Engagement Letter				0
Fees under the Jefferies Engagement Letter.				3,500,000
Fee due to defer up	1,000,000
Reimbursable expenses	$ 500,000
Reimbursement expense pre and post judgment interest and attorney fees and legal costs				500,000
Purchase Commitments
Loss Contingencies [Line Items]
Outstanding purchase orders and contractual obligations				300,000
Purchased inventories				100,000		$ 3,300,000
Accrued Losses			$ 600,000	$ 600,000	$ 600,000
Advisor Agreement
Loss Contingencies [Line Items]
Advisory fee			$ 800,000
Common stock, par value per share			$ 10		$ 10
Deferred Offering Costs And Accrued Liabilities Associated With Contract			$ 600,000
Reset Price Per Share			$ 10		10
Floor Price Per Share			1		1
Number Of Share Price Held At Reset Date			$ 10		$ 10
Number of sharing share held			300,000		300,000